INTEREST REVENUE AND EXPENSE (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Interest revenue
Loan interest, including fees	$ 44,776		$ 45,580		$ 47,712
Deposits with banks	959		1,026		1,261
Federal funds sold and securities borrowed or purchased under agreements to resell	2,366		2,566		3,418
Investments, including dividends	7,195		6,919		7,525
Trading account assets	5,880		6,277		6,802
Other interest	507		602		580
Total interest revenue	61,683	[1]	62,970	[1]	67,298	[1]
Interest expense
Deposits	5,692		6,236		7,690
Federal funds purchased and securities loaned or sold under agreements to repurchase	1,895		2,339		2,817
Trading account liabilities	168		169		190
Short-term borrowings	580		597		727
Long-term debt	5,355		6,836		9,188
Total interest expense	13,690	[1]	16,177	[1]	20,612	[1]
Net interest revenue	47,993	[1]	46,793	[1]	46,686	[1]
Provision for loan losses	6,828		7,604		10,458
Net interest revenue after provision for loan losses	41,165		39,189		36,228
Insurance fees and charges	$ 1,038		$ 1,132		$ 1,262

[1]	Certain prior-period revenue and expense lines and totals were reclassified to conform to the current period’s presentation. See Note 3 to the Consolidated Financial Statements.